Consolidated Statements of Shareholders' Equity - USD ($)	Ordinary share	Additional Paid-in capital	Deferred Share Compensation	Deficit	Statutory reserves	Accumulated other comprehensive income	Total
BALANCE at Jun. 30, 2017	$ 2,388	$ 38,662,377		$ (42,242,951)	$ 6,248,092	$ 7,209,078	$ 9,878,984
BALANCE, Shares at Jun. 30, 2017	2,387,658
Payments made by major shareholders for litigation		996,054					996,054
Net loss				(2,694,397)			(2,694,395)
Foreign currency translation gain (loss)						622,705	622,705
BALANCE at Dec. 31, 2017	$ 2,388	39,658,431		(44,937,348)	6,248,092	7,831,783	8,803,346
BALANCE, shares at Dec. 31, 2017	2,387,658
BALANCE at Jun. 30, 2018	$ 5,489	48,360,368	(2,825,000)	(49,642,916)	6,248,092	7,556,175	9,702,208
BALANCE, Shares at Jun. 30, 2018	5,488,649
Sale of ordinary shares	$ 96	449,904					450,000
Sale of ordinary shares, shares	95,977
Amortization of deferred share compensation			1,412,500				1,412,500
Net loss				(3,071,713)			(3,071,713)
Foreign currency translation gain (loss)						(394,719)	(394,719)
BALANCE at Dec. 31, 2018	$ 5,585	$ 48,810,272	$ (1,412,500)	$ (52,714,629)	$ 6,248,092	$ 7,161,456	$ 8,098,276
BALANCE, shares at Dec. 31, 2018	5,584,626